STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 30,255,101
Company	22,226,031
Rollovers	1,763,471
Interest and dividend income	38,645,925
Interest on notes receivable from participants	1,074,606
Net appreciation in fair value of investments	87,558,595
Total additions	181,523,729
DEDUCTIONS
Distributions to participants	84,748,228
Administrative expenses	481,339
Total deductions	85,229,567
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	96,294,162
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	834,143,299
End of year	$ 930,437,461